INVESTMENT IN SILVERBACK	12 Months Ended
Dec. 31, 2022
Investment property [Abstract]
INVESTMENT IN SILVERBACK [Text Block]

6.  INVESTMENT IN SILVERBACK

	Year ended
	December 31,
	2022	2021
Opening balance	$1,340,458	$1,668,851
Income (loss) in Silverback for the period	(588,830)	155,453
Distribution	(156,643)	(483,846)
Ending balance	$594,985	$1,340,458

The Company, through its wholly-owned subsidiary, holds a 15% interest in Silverback Ltd. ("Silverback"), which is a privately held company, whose sole business is the receipt and distribution of the net earnings of the New Luika Gold Mine ("NLGM") silver stream. Distributions to the shareholders are completed on a monthly basis. Prior to April 2021, distributions to shareholders were completed on an annual basis at minimum. Given the terms of the shareholders' agreement governing the policies over operations and distributions to shareholders, the Company's judgment is that it has significant influence over Silverback, but not control and therefore equity accounting is appropriate.

The acquisition of Silverback resulted in a fair value adjustment of $1.2 million, representing Metalla’s proportionate share of the fair value of the underling silver stream asset held by Silverback at the time of acquisition.  During the fourth quarter of 2022, the Company determined that the $1.2 million had not been appropriately depleted on a units of production basis based on payable ounces produced in each period subsequent to acquisition.  Since Silverback is accounted for using the equity method, the depletion of the fair value adjustment in each period would have decreased the share of net income of Silverback recorded on the Company’s consolidated statement of income, with a corresponding decrease in the investment in Silverback on the Company’s consolidated statement of financial position. There would have been no impact on the Company’s consolidated cash flows.

Management evaluated the materiality of the error, both quantitatively and qualitatively, and concluded that the changes were not material to the consolidated financial statements taken as a whole for any prior period.  To correct for this immaterial prior period error the Company recorded a catch-up depletion charge of $0.6 million during the year ended December 31, 2022, and reduced the carrying value of the investment in Silverback by a corresponding amount.  No further changes were required to correct the immaterial error and the remaining undepleted portion of the fair value increase will be depleted over the remaining life of the contract on a units of production basis.

Summarized financial information for Silverback for the year ended December 31, 2022, was as follows:

	Year ended
	December 31,
	2022	2021
Current assets	$221,654	$239,682
Non-current assets	-	260,962
Total assets	221,654	500,644
Total liabilities	(60,148)	(57,500)
Revenue from stream interest	1,214,220	1,163,324
Depletion	(195,008)	(197,856)
Net income and comprehensive income for the period	$946,090	$905,468

Included in the Company’s investment in Silverback at December 31, 2022, is $492,370 of unamortized fair value adjustment of the underling silver stream asset (2021 - $624,481).